Segment Information (Revenue) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Segment revenue	¥ 107,688,907	¥ 91,962,415	¥ 77,842,906
Total gross (loss)/profit	5,774,506	6,820,039	7,204,794
At a point in time [member]
Disclosure of operating segments [line items]
Segment revenue	107,666,536
Over time [member]
Disclosure of operating segments [line items]
Segment revenue	22,371
Synthetic fibres [member]
Disclosure of operating segments [line items]
Segment revenue	2,225,594	2,061,765	1,915,242
Total gross (loss)/profit	(537,590)	(440,925)	(575,555)
Synthetic fibres [member] | At a point in time [member]
Disclosure of operating segments [line items]
Segment revenue	2,225,594
Synthetic fibres [member] | Over time [member]
Disclosure of operating segments [line items]
Segment revenue	0
Resins and plastics [member]
Disclosure of operating segments [line items]
Segment revenue	10,730,277	10,473,020	10,072,760
Total gross (loss)/profit	1,081,206	1,539,196	1,822,347
Resins and plastics [member] | At a point in time [member]
Disclosure of operating segments [line items]
Segment revenue	10,730,277
Resins and plastics [member] | Over time [member]
Disclosure of operating segments [line items]
Segment revenue	0
Intermediate petrochemicals [member]
Disclosure of operating segments [line items]
Segment revenue	12,403,080	10,353,618	9,112,004
Total gross (loss)/profit	2,135,060	2,378,581	1,968,610
Intermediate petrochemicals [member] | At a point in time [member]
Disclosure of operating segments [line items]
Segment revenue	12,403,080
Intermediate petrochemicals [member] | Over time [member]
Disclosure of operating segments [line items]
Segment revenue	0
Petroleum products [member]
Disclosure of operating segments [line items]
Segment revenue	54,972,598	44,521,443	35,261,722
Total gross (loss)/profit	2,936,678	3,147,627	3,842,640
Petroleum products [member] | At a point in time [member]
Disclosure of operating segments [line items]
Segment revenue	54,972,598
Petroleum products [member] | Over time [member]
Disclosure of operating segments [line items]
Segment revenue	0
Trading of petrochemical products [member]
Disclosure of operating segments [line items]
Segment revenue	26,560,354	23,713,035	20,596,948
Total gross (loss)/profit	149,236	162,801	153,002
Trading of petrochemical products [member] | At a point in time [member]
Disclosure of operating segments [line items]
Segment revenue	26,537,983
Trading of petrochemical products [member] | Over time [member]
Disclosure of operating segments [line items]
Segment revenue	22,371
Other Segments [member]
Disclosure of operating segments [line items]
Segment revenue	797,004	839,534	884,230
Total gross (loss)/profit	9,916	32,759	(6,250)
Other Segments [member] | At a point in time [member]
Disclosure of operating segments [line items]
Segment revenue	797,004
Other Segments [member] | Over time [member]
Disclosure of operating segments [line items]
Segment revenue	0
Total segment revenue [member]
Disclosure of operating segments [line items]
Segment revenue	134,570,265	115,539,188	94,734,678
Total segment revenue [member] | Synthetic fibres [member]
Disclosure of operating segments [line items]
Segment revenue	2,225,594	2,061,765	1,915,242
Total segment revenue [member] | Resins and plastics [member]
Disclosure of operating segments [line items]
Segment revenue	10,868,758	10,596,844	10,164,433
Total segment revenue [member] | Intermediate petrochemicals [member]
Disclosure of operating segments [line items]
Segment revenue	26,327,039	23,302,939	20,360,722
Total segment revenue [member] | Petroleum products [member]
Disclosure of operating segments [line items]
Segment revenue	66,009,608	53,259,378	38,776,209
Total segment revenue [member] | Trading of petrochemical products [member]
Disclosure of operating segments [line items]
Segment revenue	27,650,410	24,953,285	22,148,401
Total segment revenue [member] | Other Segments [member]
Disclosure of operating segments [line items]
Segment revenue	1,488,856	1,364,977	1,369,671
Inter-segment revenue [member]
Disclosure of operating segments [line items]
Segment revenue	(26,881,358)	(23,576,773)	(16,891,772)
Inter-segment revenue [member] | Synthetic fibres [member]
Disclosure of operating segments [line items]
Segment revenue	0	0	0
Inter-segment revenue [member] | Resins and plastics [member]
Disclosure of operating segments [line items]
Segment revenue	(138,481)	(123,824)	(91,673)
Inter-segment revenue [member] | Intermediate petrochemicals [member]
Disclosure of operating segments [line items]
Segment revenue	(13,923,959)	(12,949,321)	(11,248,718)
Inter-segment revenue [member] | Petroleum products [member]
Disclosure of operating segments [line items]
Segment revenue	(11,037,010)	(8,737,935)	(3,514,487)
Inter-segment revenue [member] | Trading of petrochemical products [member]
Disclosure of operating segments [line items]
Segment revenue	(1,090,056)	(1,240,250)	(1,551,453)
Inter-segment revenue [member] | Other Segments [member]
Disclosure of operating segments [line items]
Segment revenue	¥ (691,852)	¥ (525,443)	¥ (485,441)